General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
General and Administrative Expenses
Administrative services fees (Note 3)	$ 1,959	$ 2,279	$ 3,919	$ 4,406
Commercial management fees (Note 3)	1,350	1,350	2,700	2,700
Share-based compensation (Note 18)	362	247	659	509
Other expenses	750	865	1,314	1,820
Total	$ 4,421	$ 4,741	$ 8,592	$ 9,435